         AIM CONSERVATIVE ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated August 23, 2006
                     to the Prospectus dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

The fourth paragraph under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         Leveraging Risk
     Interest Rate and Credit Risk              Active Trading Risk
     High-Coupon U.S. Government                Market Risk
       Agency Mortgage-Backed                   U.S. Government Obligations Risk
       Securities Risk                          Foreign Securities Risk
     Mortgage- and Asset-Backed                 IPO Investment Risk
       Securities Risk                          Counterparty Risk
     Convertible Securities Risk                Equity Securities Risk
     Derivatives Risk                           Repurchase Agreement Risk
     Value Investing Risk                       Money Market Risk
     Growth Investing Risk                      Management Risk
     Floating Rate Loan Risk                    Currency/Exchange Risk
     High Yield Bond Risk                       Non-Diversification Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS" after the fifth paragraph on page 8 of the prospectus:

     o "Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results.

     o Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Currency/Exchange Rate Risk -- Certain of the underlying funds may buy or sell currencies other than the U.S. Dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

     o Non-Diversification Risk -- AIM Floating Rate Fund, one of the underlying funds, is non-diversified and can invest a greater portion of its assets in the loans or securities of one borrower or issuer than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

     o Floating Rate Loan Risk -- AIM Floating Rate Fund may invest in floating rate loans. The terms of the senior secured floating rate loans and debt securities in which AIM Floating Rate Fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after AIM Floating Rate Fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to AIM Floating Rate Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, AIM Floating Rate Fund's access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, AIM Floating Rate Fund may not receive payments to which it is entitled.

                  The ability of an issuer of a floating rate loan or debt security to repay principal prior to maturity can limit the potential for gains by AIM Floating Rate Fund. Such prepayments may require AIM Floating Rate Fund to replace the loan or debt security with a lower yielding security. This may adversely affect AIM Floating Rate Fund's yield.

                  In general, the price of a loan or a debt security can fall when interest rates rise and can rise when interest rates fall. Floating rate loans and securities can be less sensitive to interest rate changes, but because up to 20% of AIM Floating Rate Fund's assets can be invested in fixed rate loans and debt securities and because variable interest rates may only reset periodically, AIM Floating Rate Fund's net asset value may fluctuate in response to interest rate changes.

     o High Yield Bond Risk -- Certain of the underlying funds may invest a portion of their assets in high yield debt instruments (i.e. junk bonds). Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they may be subordinated to other creditor's claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value."


The following paragraph will be added under the heading "FUND MANAGEMENT -- THE ADVISOR" after the second paragraph on page 9 of the prospectus:

         "AIM Floating Rate Fund, one of the underlying funds, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York. (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron corp. and avoidance of certain loans of Adelphia Communications Corp. The Enron lawsuit alleges that payments made to AIM Floating Rate Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from AIM Floating Rate Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from AIM Floating Rate Fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of

Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from AIM Floating Rate Fund in the Adelphia lawsuit is not specified in such lawsuit. Adelphia has also filed a bankruptcy petition. Accordingly, any recoveries by the plaintiffs in these lawsuits may result in a corresponding claim against the respective bankruptcy estate, which may be paid in part through distributions under a plan of reorganization to the extent the claim is allowed under such plan."

            AIM GROWTH ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated August 23, 2006
                     to the Prospectus dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

The fourth paragraph under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                            Market Risk
     Equity Securities Risk                        Foreign Securities Risk
     Convertible Securities Risk                   Interest Rate and Credit Risk
     High Yield Bond Risk                          Derivatives Risk
     Counterparty Risk                             Leveraging Risk
     Real Estate Risk                              REIT Investment Risk
     Active Trading Risk                           Growth Investing Risk
     Management Risk                               Value Investing Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS" after the last paragraph on page 7 of the prospectus:

     o "Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results.

     o Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value."

            AIM INCOME ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated August 23, 2006
                     to the Prospectus dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

The fourth paragraph under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         REIT Investment Risk
     Interest Rate and Credit Risk              Market Risk
     High-Coupon U.S. Government                U.S. Government Obligations Risk
       Agency Mortgage-Backed                   Equity Securities Risk
       Securities Risk                          Convertible Securities Risk
     Mortgage- and Asset-Backed                 Derivatives Risk
       Securities Risk                          Leveraging Risk
     High Yield Bond Risk                       Foreign Securities Risk
     IPO Investment Risk                        Real Estate Risk
     Counterparty Risk                          Active Trading Risk
     Non-Diversification Risk                   Floating Rate Loan Risk
     Currency/Exchange Risk                     Management Risk
     Repurchase Agreement Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS" after the seventh paragraph on page 6 of the prospectus:

     o "Non-Diversification Risk -- AIM Floating Rate Fund, one of the underlying funds, is non-diversified and can invest a greater portion of its assets in the loans or securities of one borrower or issuer than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

     o Floating Rate Loan Risk -- AIM Floating Rate Fund may invest in floating rate loans. The terms of the senior secured floating rate loans and debt securities in which AIM Floating Rate Fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after AIM Floating Rate Fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to AIM Floating Rate Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, AIM Floating Rate Fund's access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, AIM Floating Rate Fund may not receive payments to which it is entitled.

                  The ability of an issuer of a floating rate loan or debt security to repay principal prior to maturity can limit the potential for gains by AIM Floating Rate Fund. Such prepayments may require AIM Floating Rate Fund to replace the loan or debt security with a lower yielding security. This may adversely affect AIM Floating Rate Fund's yield.

                  In general, the price of a loan or a debt security can fall when interest rates rise and can rise when interest rates fall. Floating rate loans and securities can be less sensitive to interest rate changes, but because up to 20% of AIM Floating Rate Fund's assets can be invested in fixed rate loans and debt securities and because variable interest rates may only reset periodically, AIM Floating Rate Fund's net asset value may fluctuate in response to interest rate changes.


     o Currency/Exchange Rate Risk -- Certain of the underlying funds may buy or sell currencies other than the U.S. Dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results."

The following paragraph will be added under the heading "FUND MANAGEMENT -- THE ADVISOR" after the second paragraph on page 7 of the prospectus:

         "AIM Floating Rate Fund, one of the underlying funds, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York. (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron corp. and avoidance of certain loans of Adelphia Communications Corp. The Enron lawsuit alleges that payments made to AIM Floating Rate Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from AIM Floating Rate Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from AIM Floating Rate Fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from AIM Floating Rate Fund in the Adelphia lawsuit is not specified in such lawsuit. Adelphia has also filed a bankruptcy petition. Accordingly, any recoveries by the plaintiffs in these lawsuits may result in a corresponding claim against the respective bankruptcy estate, which may be paid in part through distributions under a plan of reorganization to the extent the claim is allowed under such plan."

           AIM MODERATE ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated August 23, 2006
                     to the Prospectus dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

The fourth paragraph under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         Foreign Securities Risk
     Equity Securities Risk                     IPO Investment Risk
     Convertible Securities Risk                U.S. Government Obligations Risk
     Interest Rate and Credit Risk              High Yield Bond Risk
     Mortgage- and Asset-Backed                 Counterparty Risk
       Securities Risk                          Leveraging Risk
     Derivatives Risk                           Active Trading Risk
     Market Risk                                Currency/Exchange Risk
     Management Risk                            Growth Investing Risk
     Value Investing Risk                       Floating Rate Loan Risk
     Non-Diversification Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS" after the third paragraph on page 8 of the prospectus:

     o "Currency/Exchange Rate Risk -- Certain of the underlying funds may buy or sell currencies other than the U.S. Dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results.

     o Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

     o Floating Rate Loan Risk -- AIM Floating Rate Fund may invest in floating rate loans. The terms of the senior secured floating rate loans and debt securities in which AIM Floating Rate Fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after AIM Floating Rate Fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to AIM Floating Rate Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, AIM Floating Rate Fund's access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, AIM Floating Rate Fund may not receive payments to which it is entitled.

                  The ability of an issuer of a floating rate loan or debt security to repay principal prior to maturity can limit the potential for gains by AIM Floating Rate Fund. Such prepayments may require AIM Floating Rate Fund to replace the loan or debt security with a lower yielding security. This may adversely affect AIM Floating Rate Fund's yield.

                  In general, the price of a loan or a debt security can fall when interest rates rise and can rise when interest rates fall. Floating rate loans and securities can be less sensitive to interest rate changes, but because up to 20% of AIM Floating Rate Fund's assets can be invested in fixed rate loans and debt securities and because variable interest rates may only reset periodically, AIM Floating Rate Fund's net asset value may fluctuate in response to interest rate changes.

     o Non-Diversification Risk -- AIM Floating Rate Fund, one of the underlying funds, is non-diversified and can invest a greater portion of its assets in the loans or securities of one borrower or issuer than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund."

The following paragraph will be added under the heading "FUND MANAGEMENT -- THE ADVISOR" after the second paragraph on page 9 of the prospectus:

         "AIM Floating Rate Fund, one of the underlying funds, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York. (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron corp. and avoidance of certain loans of Adelphia Communications Corp. The Enron lawsuit alleges that payments made to AIM Floating Rate Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from AIM Floating Rate Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from AIM Floating Rate Fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from AIM Floating Rate Fund in the Adelphia lawsuit is not specified in such lawsuit. Adelphia has also filed a bankruptcy petition. Accordingly, any recoveries by the plaintiffs in these lawsuits may result in a corresponding claim against the respective bankruptcy estate, which may be paid in part through distributions under a plan of reorganization to the extent the claim is allowed under such plan."

        AIM MODERATE GROWTH ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated August 23, 2006
                     to the Prospectus dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

The fourth paragraph under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         Market Risk
     Equity Securities Risk                     Foreign Securities Risk
     Convertible Securities Risk                IPO Investment Risk
     Interest Rate and Credit Risk              U.S. Government Obligations Risk
     High Yield Bond Risk                       Mortgage- and Asset-Backed
     Derivatives Risk                             Securities Risk
     Leveraging Risk                            Counterparty Risk
     REIT Investment Risk                       Real Estate Risk
     Growth Investing Risk                      Value Investing Risk
     Management Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS" after the fourth paragraph on page 6 of the prospectus:

     o "Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results."

    AIM MODERATELY CONSERVATIVE ALLOCATION FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated August 23, 2006
                     to the Prospectus dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

The fourth paragraph under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         Leveraging Risk
     Interest Rate and Credit Risk              Active Trading Risk
     High-Coupon U.S. Government                Market Risk
       Agency Mortgage-Backed                   U.S. government Obligations Risk
       Securities Risk                          Foreign Securities Risk
     Mortgage- and Asset-Backed                 IPO Investment Risk
       Securities Risk                          Counterparty Risk
     Equity Securities Risk                     High Yield Bond Risk
     Convertible Securities Risk                Repurchase Agreement Risk
     Value Investing Risk                       Derivatives Risk
     Growth Investing Risk                      Management Risk
     Floating Rate Loan Risk                    Currency/Exchange Rick
     Non-Diversification Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS" after the fifth paragraph on page 6 of the prospectus:

     o "Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results.

     o Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Currency/Exchange Rate Risk -- Certain of the underlying funds may buy or sell currencies other than the U.S. Dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

     o Non-Diversification Risk -- AIM Floating Rate Fund, one of the underlying funds, is non-diversified and can invest a greater portion of its assets in the loans or securities of one borrower or issuer than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

     o Floating Rate Loan Risk -- AIM Floating Rate Fund may invest in floating rate loans. The terms of the senior secured floating rate loans and debt securities in which AIM Floating Rate Fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after AIM Floating Rate Fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to AIM Floating Rate Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, AIM Floating Rate Fund's access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, AIM Floating Rate Fund may not receive payments to which it is entitled.

                  The ability of an issuer of a floating rate loan or debt security to repay principal prior to maturity can limit the potential for gains by AIM Floating Rate Fund. Such prepayments may require AIM Floating Rate Fund to replace the loan or debt security with a lower yielding security. This may adversely affect AIM Floating Rate Fund's yield.

                  In general, the price of a loan or a debt security can fall when interest rates rise and can rise when interest rates fall. Floating rate loans and securities can be less sensitive to interest rate changes, but because up to 20% of AIM Floating Rate Fund's assets can be invested in fixed rate loans and debt securities and because variable interest rates may only reset periodically, AIM Floating Rate Fund's net asset value may fluctuate in response to interest rate changes."

The following paragraph will be added under the heading "FUND MANAGEMENT -- THE ADVISOR" after the second paragraph on page 7 of the prospectus:

         "AIM Floating Rate Fund, one of the underlying funds, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York. (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron corp. and avoidance of certain loans of Adelphia Communications Corp. The Enron lawsuit alleges that payments made to AIM Floating Rate Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from AIM Floating Rate Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from AIM Floating Rate Fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from AIM Floating Rate Fund in the Adelphia lawsuit is not specified in such lawsuit. Adelphia has also filed a bankruptcy petition. Accordingly, any recoveries by the plaintiffs in these lawsuits may result in a corresponding claim against the respective bankruptcy estate, which may be paid in part through distributions under a plan of reorganization to the extent the claim is allowed under such plan."

                          INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                        Supplement dated August 23, 2006
                     to the Prospectus dated April 24, 2006

The fourth paragraph under the heading "RISK/RETURN SUMMARY -- CONSERVATIVE ALLOCATION" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         Active Trading Risk
     Interest Rate and Credit Risk              Market Risk
     High-Coupon U.S. Government                U.S. Government Obligations Risk
       Agency Mortgage-Backed                   Foreign Securities Risk
       Securities Risk                          IPO Investment Risk
     Mortgage- and Asset-Backed                 Counterparty Risk
       Securities Risk                          Equity Securities Risk
     Convertible Securities Risk                Repurchase Agreement Risk
     Derivatives Risk                           Money Market Risk
     Value Investing Risk                       Management Risk
     Growth Investing Risk                      Currency/Exchange Risk
     Floating Rate Loan Risk                    Non-Diversification Risk
     Leveraging Risk                            High Yield Bond Risk"

The fourth paragraph under the heading "RISK/RETURN SUMMARY -- GROWTH ALLOCATION" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         Market Risk
     Equity Securities Risk                     Foreign Securities Risk
     Convertible Securities Risk                Interest Rate and Credit Risk
     High Yield Bond Risk                       Derivatives Risk
     Counterparty Risk                          Leveraging Risk
     Real Estate Risk                           REIT Investment Risk
     Active Trading Risk                        Growth Investing Risk
     Management Risk                            Value Investing Risk"

The fourth paragraph under the heading "RISK/RETURN SUMMARY -- INCOME ALLOCATION" on page 2 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         Repurchase Agreement Risk
     Interest Rate and Credit Risk              REIT Investment Risk
     High-Coupon U.S. Government                Market Risk
       Agency Mortgage-Backed                   U.S. Government Obligations Risk
       Securities Risk                          Equity Securities Risk
     Mortgage- and Asset-Backed                 Convertible Securities Risk
       Securities Risk                          Derivatives Risk
     High Yield Bond Risk                       Leveraging Risk
     IPO Investment Risk                        Foreign Securities Risk
     Counterparty Risk                          Real Estate Risk Active
     Non-Diversification Risk                   Trading Risk
     Currency/Exchange Risk                     Floating Rate Loan Risk
     Management Risk"

The fourth paragraph under the heading "RISK/RETURN SUMMARY -- MODERATE ALLOCATION" beginning on page 2 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

    Fund of Funds Risk                          Non-Diversification Risk
    Equity Securities Risk                      Foreign Securities Risk
    Convertible Securities Risk                 IPO Investment Risk
    Interest Rate and Credit Risk               U.S. Government Obligations Risk
    Mortgage- and Asset-Backed                  High Yield Bond Risk
      Securities Risk                           Counterparty Risk
    Derivatives Risk                            Active Trading Risk
    Leveraging Risk                             Currency/Exchange Risk
    Market Risk                                 Growth Investing Risk
    Management Risk                             Floating Rate Loan Risk
    Value Investing Risk"

The fourth paragraph under the heading "RISK/RETURN SUMMARY -- MODERATE GROWTH ALLOCATION" on page 3 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         Foreign Securities Risk
     Equity Securities Risk                     IPO Investment Risk
     Convertible Securities Risk                U.S. Government Obligations Risk
     Interest Rate and Credit Risk              Mortgage- and Asset-Backed
     High Yield Bond Risk                         Securities Risk
     Derivatives Risk                           Counterparty Risk
     Leveraging Risk                            REIT Investment Risk"
     Market Risk                                Growth Investing Risk
     Management Risk                            Value Investing Risk
     Real Estate Risk"

The fourth paragraph under the heading "RISK/RETURN SUMMARY -- MODERATELY CONSERVATIVE ALLOCATION" on page 4 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:

     Fund of Funds Risk                         Active Trading Risk
     Interest Rate and Credit Risk              Market Risk
     High-Coupon U.S. Government                U.S. Government Obligations Risk
       Agency Mortgage-Backed                   Foreign Securities Risk
       Securities Risk                          IPO Investment Risk
     Mortgage- and Asset-Backed                 Counterparty Risk
       Securities Risk                          High Yield Bond Risk
     Equity Securities Risk                     Repurchase Agreement Risk
     Convertible Securities Risk                Derivatives Risk
     Value Investing Risk                       Management Risk
     Growth Investing Risk                      Currency/Exchange Risk
     Floating Rate Loan Risk                    Non-Diversification Risk
     Leveraging Risk"

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS -- CONSERVATIVE ALLOCATION" after the second paragraph on page 26 of the prospectus:

     o "Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results.

     o Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Currency/Exchange Rate Risk -- Certain of the underlying funds may buy or sell currencies other than the U.S. Dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

     o Non-Diversification Risk -- AIM Floating Rate Fund, one of the underlying funds, is non-diversified and can invest a greater portion of its assets in the loans or securities of one borrower or issuer than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

     o Floating Rate Loan Risk -- AIM Floating Rate Fund may invest in floating rate loans. The terms of the senior secured floating rate loans and debt securities in which AIM Floating Rate Fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after AIM Floating Rate Fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to AIM Floating Rate Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, AIM Floating Rate Fund's access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, AIM Floating Rate Fund may not receive payments to which it is entitled.

                  The ability of an issuer of a floating rate loan or debt security to repay principal prior to maturity can limit the potential for gains by AIM Floating Rate Fund. Such prepayments may require AIM Floating Rate Fund to replace the loan or debt security with a lower yielding security. This may adversely affect AIM Floating Rate Fund's yield.

                  In general, the price of a loan or a debt security can fall when interest rates rise and can rise when interest rates fall. Floating rate loans and securities can be less sensitive to interest rate changes, but because up to 20% of AIM Floating Rate Fund's assets can be invested in fixed rate loans and debt securities and because variable interest rates may only reset periodically, AIM Floating Rate Fund's net asset value may fluctuate in response to interest rate changes.

     o High Yield Bond Risk -- Certain of the underlying funds may invest a portion of their assets in high yield debt instruments (i.e. junk bonds). Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they may be subordinated to other creditor's claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value."

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS -- GROWTH ALLOCATION" after the ninth paragraph on page 27 of the prospectus:

     o "Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results.

     o Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks.

         However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value."

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS -- INCOME ALLOCATION" after the tenth paragraph on page 29 of the prospectus:

     o "Non-Diversification Risk -- AIM Floating Rate Fund, one of the underlying funds, is non-diversified and can invest a greater portion of its assets in the loans or securities of one borrower or issuer than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

     o Floating Rate Loan Risk -- AIM Floating Rate Fund may invest in floating rate loans. The terms of the senior secured floating rate loans and debt securities in which AIM Floating Rate Fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after AIM Floating Rate Fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to AIM Floating Rate Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, AIM Floating Rate Fund's access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, AIM Floating Rate Fund may not receive payments to which it is entitled.

                  The ability of an issuer of a floating rate loan or debt security to repay principal prior to maturity can limit the potential for gains by AIM Floating Rate Fund. Such prepayments may require AIM Floating Rate Fund to replace the loan or debt security with a lower yielding security. This may adversely affect AIM Floating Rate Fund's yield.

                  In general, the price of a loan or a debt security can fall when interest rates rise and can rise when interest rates fall. Floating rate loans and securities can be less sensitive to interest rate changes, but because up to 20% of AIM Floating Rate Fund's assets can be invested in fixed rate loans and debt securities and because variable interest rates may only reset periodically, AIM Floating Rate Fund's net asset value may fluctuate in response to interest rate changes.

     o Currency/Exchange Rate Risk -- Certain of the underlying funds may buy or sell currencies other than the U.S. Dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results."

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS- MODERATE ALLOCATION" after the fourth paragraph on page 33 of the prospectus:

     o "Currency/Exchange Rate Risk -- Certain of the underlying funds may buy or sell currencies other than the U.S. Dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results.

     o Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

     o Floating Rate Loan Risk -- AIM Floating Rate Fund may invest in floating rate loans. The terms of the senior secured floating rate loans and debt securities in which AIM Floating Rate Fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after AIM Floating Rate Fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to AIM Floating Rate Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, AIM Floating Rate Fund's access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, AIM Floating Rate Fund may not receive payments to which it is entitled.

                  The ability of an issuer of a floating rate loan or debt security to repay principal prior to maturity can limit the potential for gains by AIM Floating Rate Fund. Such prepayments may require AIM Floating Rate Fund to replace the loan or debt security with a lower yielding security. This may adversely affect AIM Floating Rate Fund's yield.

                  In general, the price of a loan or a debt security can fall when interest rates rise and can rise when interest rates fall. Floating rate loans and securities can be less sensitive to interest rate changes, but because up to 20% of AIM Floating Rate Fund's assets can be invested in fixed rate loans and debt securities and because variable interest rates may only reset periodically, AIM Floating Rate Fund's net asset value may fluctuate in response to interest rate changes.

     o Non-Diversification Risk -- AIM Floating Rate Fund, one of the underlying funds, is non-diversified and can invest a greater portion of its assets in the loans or securities of one borrower or issuer than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund."

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS -- MODERATE GROWTH ALLOCATION" after the second paragraph on page 35 of the prospectus:

     o "Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results."

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS -- RISKS -- MODERATELY CONSERVATIVE ALLOCATION" after the second paragraph on page 37 of the prospectus:

     o "Value Investing Risk -- Certain of the underlying funds may invest in "value" stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

     o Management Risk -- There is no guarantee that the investment techniques and risk analyses used by the underlying fund's portfolio managers will produce the desired results.

     o Growth Investing Risk -- Certain of the underlying funds may invest in "growth" stocks. "Growth" stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.

     o Currency/Exchange Rate Risk -- Certain of the underlying funds may buy or sell currencies other than the U.S. Dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

     o Non-Diversification Risk -- AIM Floating Rate Fund, one of the underlying funds, is non-diversified and can invest a greater portion of its assets in the loans or securities of one borrower or issuer than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

     o Floating Rate Loan Risk -- AIM Floating Rate Fund may invest in floating rate loans. The terms of the senior secured floating rate loans and debt securities in which AIM Floating Rate Fund typically invests require that collateral be maintained to support payment of the obligations. However, the value of the collateral may decline after AIM Floating Rate Fund invests. There is also a risk that the value of the collateral may not be sufficient to cover the amount owed to AIM Floating Rate Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. In the event that a borrower defaults, AIM Floating Rate Fund's access to the collateral may be limited by bankruptcy or other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, AIM Floating Rate Fund may not receive payments to which it is entitled.

                  The ability of an issuer of a floating rate loan or debt security to repay principal prior to maturity can limit the potential for gains by AIM Floating Rate Fund. Such prepayments may require AIM Floating Rate Fund to replace the loan or debt security with a lower yielding security. This may adversely affect AIM Floating Rate Fund's yield.

                  In general, the price of a loan or a debt security can fall when interest rates rise and can rise when interest rates fall. Floating rate loans and securities can be less sensitive to interest rate changes, but because up to 20% of AIM Floating Rate Fund's assets can be invested in fixed rate loans and debt securities and because variable interest rates may only reset periodically, AIM Floating Rate Fund's net asset value may fluctuate in response to interest rate changes."

The following paragraph will be added under the heading "FUND MANAGEMENT -- THE ADVISOR" after the second paragraph on page 42 of the prospectus:

         "AIM Floating Rate Fund, one of the underlying funds, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York. (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron corp. and avoidance of certain loans of Adelphia Communications Corp. The Enron lawsuit alleges that payments made to AIM Floating Rate Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from AIM Floating Rate Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from AIM Floating Rate Fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from AIM Floating Rate Fund in the Adelphia lawsuit is not specified in such lawsuit. Adelphia has also filed a bankruptcy petition. Accordingly, any recoveries by the plaintiffs in these lawsuits may result in a corresponding claim against the respective bankruptcy estate, which may be paid in part through distributions under a plan of reorganization to the extent the claim is allowed under such plan."

                                AIM GROWTH SERIES

                                RETAIL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                           Supplement dated August 23,
                       2006 to the Statement of Additional
                        Information dated April 24, 2006
                as supplemented June 30, 2006 and August 1, 2006


The following chart replaces in its entirety the chart under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- CLASSIFICATION -- ASSET ALLOCATION FUNDS" on page 4 of the Statement of Additional Information:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              AIM           AIM
                                        "AIM           AIM           AIM            AIM           AIM       MODERATE    MODERATELY
                                   CONSERVATIVE       GROWTH        INCOME     INTERNATIONAL    MODERATE     GROWTH     CONSERVATIVE
                                    ALLOCATION      ALLOCATION    ALLOCATION     ALLOCATION    ALLOCATION  ALLOCATION   ALLOCATION
                                        FUND           FUND          FUND          FUND          FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund            0%              0%             0%            0%            5%          0%          2.5%
------------------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                        5%              0%             0%            0%            0%          0%           0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Developing Markets Fund             0%              0%             0%            5%            0%          0%           0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Diversified Dividend Fund           0%              0%            15%            0%            0%          0%           0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                       0%              5%             0%            0%            0%          5%           0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                  7%              0%             7%            0%            3%          0%           5%
------------------------------------------------------------------------------------------------------------------------------------
AIM Global Value Fund                   0%              0%             0%           27.5%          0%          0%           0%
------------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                     0%              5%            14%            0%            9%         10%           4%
------------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                         0%              0%            8.5%           0%            0%          0%           0%
------------------------------------------------------------------------------------------------------------------------------------
AIM International Bond Fund             4%              0%             5%            0%           2.5%         0%          3.5%
------------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
Fund                                   2.5%           12.5%            5%            35%           10%        11%           5%
------------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
Fund                                    0%              0%             7%            0%            0%          0%          13%
------------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund           0%            12.5%            0%           22.5%         7.5%        11%          2.5%
------------------------------------------------------------------------------------------------------------------------------------
AIM International Small Company
Fund                                    0%              0%             0%            10%           0%          0%           0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund         2.5%           8.75%            0%            0%            5%          7%         5.625%
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund              2.5%            10%             0%            0%           6.25%      8.25%        5.625%
------------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury
Fund                                    8%              0%             0%            0%            0%          0%           0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund            0%              0%             0%            0%            5%          5%           5%
------------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                  2.5%           12.5%            0%            0%            5%         7.5%         2.5%
------------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                    0%              5%             7%            0%            0%         2.5%          0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund               0%              0%             0%            0%            0%         7.5%          0%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             AIM            AIM
                                      "AIM          AIM           AIM            AIM            AIM        MODERATE      MODERATELY
                                  CONSERVATIVE     GROWTH        INCOME      INTERNATIONAL    MODERATE      GROWTH      CONSERVATIVE
                                   ALLOCATION    ALLOCATION    ALLOCATION     ALLOCATION     ALLOCATION    ALLOCATION    ALLOCATION
                                       FUND         FUND         FUND           FUND           FUND          FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund              0%            10%           0%            0%              0%           0%            0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund               24%            0%           6%            0%             2.5%          0%           12%
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund             2.5%          10%           0%            0%             6.25%       8.25%         5.625%
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund              2.5%         8.75%          0%            0%              5%           7%          5.625%
------------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund             22%            0%         17.5%           0%              23%         10%          22.5%
------------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund               5%            0%           0%            0%              0%           0%            0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
Fund                                    0%            0%           0%            0%              5%           0%            0%
------------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                      0%            0%           8%            0%              0%           0%            0%
------------------------------------------------------------------------------------------------------------------------------------
A money market fund or direct
investments in cash equivalents
and U.S. Government securities         10%            0%           0%            0%              0%           0%            0%"
------------------------------------------------------------------------------------------------------------------------------------

                                AIM GROWTH SERIES

                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                        Supplement dated August 23, 2006
        to the Statement of Additional Information dated April 24, 2006 as supplemented August 1, 2006

The following chart replaces in its entirety the chart under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- ASSET ALLOCATION FUNDS" on page 5 of the Statement of Additional Information:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             AIM          AIM
                                       "AIM          AIM           AIM            AIM           AIM        MODERATE    MODERATELY
                                   CONSERVATIVE     GROWTH        INCOME     INTERNATIONAL    MODERATE      GROWTH    CONSERVATIVE
                                    ALLOCATION    ALLOCATION    ALLOCATION     ALLOCATION    ALLOCATION   ALLOCATION   ALLOCATION
                                       FUND          FUND          FUND          FUND           FUND         FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund            0%             0%            0%            0%            5%           0%          2.5%
----------------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                        5%             0%            0%            0%            0%           0%           0%
----------------------------------------------------------------------------------------------------------------------------------
AIM Developing Markets Fund             0%             0%            0%            5%            0%           0%           0%
----------------------------------------------------------------------------------------------------------------------------------
AIM Diversified Dividend Fund           0%             0%           15%            0%            0%           0%           0%
----------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund                       0%             5%            0%            0%            0%           5%           0%
----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund                  7%             0%            7%            0%            3%           0%           5%
----------------------------------------------------------------------------------------------------------------------------------
AIM Global Value Fund                   0%             0%            0%           27.5%          0%           0%           0%
----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund                     0%             5%           14%            0%            9%          10%           4%
----------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund                         0%             0%           8.5%           0%            0%           0%           0%
----------------------------------------------------------------------------------------------------------------------------------
AIM International Bond Fund             4%             0%            5%            0%           2.5%          0%          3.5%
----------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity          2.5%          12.5%           5%            35%           10%         11%           5%
Fund
----------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund        0%             0%            7%            0%            0%           0%          13%
----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund           0%           12.5%           0%           22.5%         7.5%         11%          2.5%
----------------------------------------------------------------------------------------------------------------------------------
AIM International Small Company         0%             0%            0%            10%           0%           0%           0%
Fund
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund         2.5%          8.75%           0%            0%            5%           7%         5.625%
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund              2.5%           10%            0%            0%           6.25%       8.25%        5.625%
----------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury           8%             0%            0%            0%            0%           0%           0%
Fund
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             AIM          AIM
                                       AIM           AIM           AIM            AIM           AIM        MODERATE    MODERATELY
                                   CONSERVATIVE     GROWTH        INCOME     INTERNATIONAL    MODERATE      GROWTH    CONSERVATIVE
                                    ALLOCATION    ALLOCATION    ALLOCATION     ALLOCATION    ALLOCATION   ALLOCATION   ALLOCATION
                                       FUND          FUND          FUND          FUND           FUND         FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund             0%            0%             0%           0%            5%           5%           5%
----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                   2.5%         12.5%            0%           0%            5%          7.5%         2.5%
----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                     0%            5%             7%           0%            0%          2.5%          0%
----------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund                0%            0%             0%           0%            0%          7.5%          0%
----------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund                0%           10%             0%           0%            0%           0%           0%
----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund                24%            0%             6%           0%           2.5%          0%          12%
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund              2.5%          10%             0%           0%           6.25%       8.25%        5.625%
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund               2.5%         8.75%            0%           0%            5%           7%         5.625%
----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund              22%            0%           17.5%          0%            23%         10%         22.5%
----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund                5%            0%             0%           0%            0%           0%           0%
----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund         0%            0%             0%           0%            5%           0%           0%
----------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund                       0%            0%             8%           0%            0%           0%           0%
----------------------------------------------------------------------------------------------------------------------------------
A money market fund or direct           10%            0%             0%           0%            0%           0%           0%"
investments in cash equivalents
and U.S. Government securities
----------------------------------------------------------------------------------------------------------------------------------

                                       2